Summary of Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash Reconciliation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 75,585	$ 83,045
Restricted cash (presented within Other current assets)	699	665
Cash, cash equivalents and restricted cash	$ 76,284	$ 83,710	$ 128,732	$ 60,909